CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Total	Series A, Preferred Stock	Series B, Preferred Stock	Common Stock	Additional Paid-In Capital	Common Stock to be Issued [Member]	Accumulated Deficit
Balance, shares at Aug. 31, 2019		8,480,000		439,285
Balance, amount at Aug. 31, 2019	$ 32,361	$ 8,480	$ 0	$ 439	$ 1,077,001	$ 160,000	$ (1,213,559)
Issuance of common stock for stock subscription, shares				742
Issuance of common stock for stock subscription, amount	0	0	0	$ 1	159,999	(160,000)
Repurchase and retirement of common stock, shares				(252,833)
Repurchase and retirement of common stock, amount	(80,000)	0	0	$ (253)	(79,747)	0	0
Dividends on preferred stock accrued	(50,300)	0	0	0	0	0	(50,300)
Net income (loss)	(2,580,068)	$ 0	0	$ 0	0	0	(2,580,068)
Balance, shares at Aug. 31, 2020		8,480,000		187,194
Balance, amount at Aug. 31, 2020	(2,678,007)	$ 8,480	0	$ 187	1,157,253	0	(3,843,927)
Dividends on preferred stock accrued	(12,575)	0	0	0	0		(12,575)
Net income (loss)	(237,268)	$ 0	0	$ 0	0		(237,268)
Balance, shares at Nov. 30, 2020		8,480,000		187,194
Balance, amount at Nov. 30, 2020	(2,927,850)	$ 8,480	0	$ 187	1,157,253		(4,093,770)
Balance, shares at Aug. 31, 2020		8,480,000		187,194
Balance, amount at Aug. 31, 2020	(2,678,007)	$ 8,480	0	$ 187	1,157,253	0	(3,843,927)
Dividends on preferred stock accrued	(169,633)	0	0	0	0	0	(169,633)
Net income (loss)	1,039,932	$ 0	$ 0	0	0	0	1,039,932
Exchange agreement - conversion of preferred stock, shares		(8,480,000)	2,694,514
Exchange agreement - conversion of preferred stock, amount	1,582,869	$ (8,480)	$ 2,695	$ 0	1,588,654	0	0
Adjustment for reverse split, shares				1,422
Adjustment for reverse split, amount	0	0	$ 0	$ 1	(1)	0	0
Balance, shares at Aug. 31, 2021			2,694,514	188,616
Balance, amount at Aug. 31, 2021	(224,839)	0	$ 2,695	$ 188	2,745,906	$ 0	(2,973,628)
Dividends on preferred stock accrued	(136,887)	0	$ 0	0			(136,887)
Net income (loss)	(239,853)						(239,853)
Series B-1 preferred stock purchase agreements, shares			5,389,028
Series B-1 preferred stock purchase agreements, amount	4,000,000	0	$ 5,389	$ 0	3,994,611		0
Common Stock issued for asset purchase, shares				19,831,623
Common Stock issued for asset purchase, amount	40,654,827	$ 0	$ 0	$ 19,832	40,634,995		0
Balance, shares at Nov. 30, 2021			8,083,542	20,020,239
Balance, amount at Nov. 30, 2021	$ 44,053,248		$ 8,084	$ 20,020	$ 47,375,512		$ (3,350,368)